UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.57%
Accommodation - 1.23%
Marriott International, Inc.	18,734	$2,645,428
Penn National Gaming, Inc. (a)	27,323	727,065
Wyndham Worldwide Corp.	2,287	264,789
		3,637,282
Administrative and Support Services - 3.13%
AECOM (a)	700	24,857
Booking Holdings, Inc. (a)	1,030	2,095,061
Broadridge Financial Solutions, Inc.	987	99,075
MasterCard, Inc.	38,857	6,829,506
PayPal Holdings, Inc. (a)	3,190	253,318
		9,301,817
Air Transportation - 2.04%
American Airlines Group, Inc.	293	15,895
Delta Air Lines, Inc.	2,008	108,231
Southwest Airlines Co.	89,201	5,159,386
United Continental Holdings, Inc. (a)	11,495	779,246
		6,062,758
Ambulatory Health Care Services - 1.85%
Amedisys, Inc. (a)	60,350	3,573,324
Chemed Corp.	7,375	1,914,771
		5,488,095
Amusement, Gambling, and Recreation Industries - 0.01%
Global Payments, Inc.	302	34,244

Apparel Manufacturing - 0.97%
Michael Kors Holdings Ltd. (a)(b)	24,863	1,564,629
VF Corp.	17,664	1,317,204
		2,881,833
Beverage and Tobacco Product Manufacturing - 1.91%
Altria Group, Inc.	7,548	475,147
Coca-Cola Co.	8,071	348,829
Coca-Cola European Partners PLC (b)	8,088	307,506
MGP Ingredients, Inc. (c)	4,771	400,382
National Beverage Corp.	427	41,820
PepsiCo, Inc.	22,578	2,477,484
Philip Morris International, Inc.	15,553	1,610,513
		5,661,681
Broadcasting (except Internet) - 0.90%
CBS Corp.	3,848	203,829
Comcast Corp.	12,847	465,190
Discovery Communications, Inc. - Class A (a)(c)	23,775	578,208
Discovery Communications, Inc. - Class C (a)	8,828	202,867
Liberty Latin America Ltd. (a)(b)	72	1,472
Scripps Networks Interactive, Inc.	3,194	287,013
Walt Disney Co.	9,007	929,162
		2,667,741
Building Material and Garden Equipment and Supplies Dealers - 2.96%
Home Depot, Inc.	42,020	7,658,985
Lowe's Cos, Inc.	12,472	1,117,367
		8,776,352

Chemical Manufacturing - 9.14%
Abbott Laboratories	11,753	709,058
AbbVie, Inc.	33,452	3,874,745
Allergan PLC (b)	80	12,338
Bioverativ, Inc. (a)	19,645	2,056,439
Celgene Corp. (a)	9,923	864,492
Chemours Co.	34,487	1,638,477
Corcept Therapeutics, Inc. (a)	91,003	1,382,336
DowDuPont, Inc.	742	52,163
Gilead Sciences, Inc.	34,148	2,688,472
Innophos Holdings, Inc.	493	20,489
Johnson & Johnson	20,281	2,634,096
Kimberly-Clark Corp.	209	23,182
Kronos Worldwide, Inc.	27,126	581,853
LyondellBasell Industries NV (b)	15,131	1,637,477
Medifast, Inc.	1,851	118,075
OMNOVA Solutions, Inc. (a)	2,846	28,745
Supernus Pharmaceuticals, Inc. (a)	549	21,356
Trex Co, Inc. (a)	2,776	287,038
Trinseo SA (b)	92,329	7,349,388
Vertex Pharmaceuticals, Inc. (a)	6,985	1,159,720
		27,139,939
Clothing and Clothing Accessories Stores - 1.35%
Children's Place, Inc.	12,698	1,806,925
Ross Stores, Inc.	7,942	620,191
TJX Companies, Inc.	19,072	1,576,873
		4,003,989
Computer and Electronic Product Manufacturing - 14.50%
Alphabet, Inc. (a)	5,507	6,083,748
Apple, Inc.	83,665	14,902,410
Broadcom Ltd. (b)	5,667	1,396,689
Ciena Corp. (a)	971	22,498
Cirrus Logic, Inc. (a)	23,755	1,052,584
Cutera, Inc. (a)	18,702	842,525
Dell Technologies, Inc. Class V (a)	2,630	195,383
Harris Corp.	6,496	1,014,351
Intel Corp.	104,235	5,137,743
KEMET Corp. (a)	3,322	59,730
Lam Research Corp.	13,898	2,666,470
MaxLinear, Inc. (a)	1,478	33,595
Medtronic PLC (b)	2,862	228,645
Micron Technology, Inc. (a)	59,543	2,906,294
National Instruments Corp.	7,130	360,493
NetApp, Inc.	3,369	203,993
NVIDIA Corp.	3,951	956,142
ON Semiconductor Corp. (a)	65,000	1,554,800
QUALCOMM, Inc.	14,594	948,610
Roper Technologies, Inc.	213	58,594
Rubicon Technology, Inc. (a)	610	4,398
Skyworks Solutions, Inc.	2,084	227,677
Square, Inc. (a)(c)	26,862	1,236,995
Teradyne, Inc.	3,526	160,080
TTM Technologies, Inc. (a)	3,040	49,126
Western Digital Corp.	8,319	724,086
		43,027,659
Construction of Buildings - 1.26%
Dycom Industries, Inc. (a)	16,984	1,855,332
KB Home	1,575	43,706
LGI Homes, Inc. (a)	765	43,291
MDC Holdings, Inc.	29,602	819,384
NVR, Inc. (a)	58	164,904
TRI Pointe Group, Inc. (a)	53,694	823,129
		3,749,746

Credit Intermediation and Related Activities - 1.48%
Altisource Portfolio Solutions SA (a)(b)(c)	53,436	1,421,398
Ameriprise Financial, Inc.	9,150	1,431,426
LendingTree, Inc. (a)	155	54,018
Regional Management Corp. (a)	5,035	150,647
Wells Fargo & Co.	14,808	864,935
Western Union Co.	1,254	24,854
World Acceptance Corp. (a)	4,012	431,370
		4,378,648
Data Processing, Hosting and Related Services - 1.96%
DST Systems, Inc.	10,968	912,208
Limelight Networks, Inc. (a)	96,218	388,721
Visa, Inc.	36,652	4,505,997
		5,806,926
Educational Services - 0.53%
ITT Educational Services, Inc. (a)(d)	3,750	1
Strayer Education, Inc.	17,528	1,571,210
		1,571,211
Electrical Equipment, Appliance, and Component Manufacturing - 0.02%
AO Smith Corp.	914	58,670

Electronics and Appliance Stores - 0.15%
Aaron's, Inc.	9,884	456,740

Food and Beverage Stores - 0.02%
GrubHub, Inc. (a)	683	67,897

Food Manufacturing - 0.23%
Bunge Ltd. (b)	6,298	475,058
Farmer Brothers Co. (a)	4,694	146,453
Ingredion, Inc.	323	42,197
Snyder's-Lance, Inc.	258	12,869
		676,577
Food Services and Drinking Places - 0.75%
Cracker Barrel Old Country Store, Inc. (c)	3,709	578,975
Darden Restaurants, Inc.	16,380	1,510,072
McDonald's Corp.	801	126,350
		2,215,397
Furniture and Related Product Manufacturing - 0.35%
Herman Miller, Inc.	7,630	273,917
Kimball International, Inc.	15,659	257,277
Pier 1 Imports, Inc.	143,417	444,593
Sleep Number Corp. (a)	1,476	50,834
		1,026,621
General Merchandise Stores - 3.76%
Big Lots, Inc.	16,584	932,021
Burlington Stores, Inc. (a)	50,547	6,199,084
Dollar General Corp.	26,783	2,533,404
Wal-Mart, Inc.	16,460	1,481,564
		11,146,073
Health and Personal Care Stores - 0.71%
Express Scripts Holding Co. (a)	10,163	766,798
McKesson Corp.	3,198	477,238
Walgreens Boots Alliance, Inc.	12,437	856,785
		2,100,821
Heavy and Civil Engineering Construction - 0.03%
Orion Group Holdings, Inc. (a)	15,504	97,365

Insurance Carriers and Related Activities - 5.48%
Aetna, Inc.	988	174,935
Anthem, Inc.	29,812	7,017,149
Cigna Corp.	13,167	2,579,284
Hanover Insurance Group, Inc.	1,761	190,029
Humana, Inc.	4,200	1,141,644
Lincoln National Corp.	23,256	1,771,410
Prudential Financial, Inc.	11,060	1,175,899
Travelers Companies, Inc.	7,233	1,005,387
Universal Insurance Holdings, Inc.	39,649	1,161,716
Validus Holdings Ltd. (b)	927	62,702
		16,280,155
Leather and Allied Product Manufacturing - 0.13%
Skechers USA, Inc. (a)	8,975	367,257
Tapestry, Inc.	208	10,589
		377,846
Machinery Manufacturing - 1.05%
Applied Materials, Inc.	31,247	1,799,515
Caterpillar, Inc.	337	52,110
Cummins, Inc.	3,535	594,481
Deere & Co.	261	41,987
Ingersoll-Rand PLC (b)	1,641	145,721
Solaris Oilfield Infrastructure, Inc. (a)	29,164	490,830
		3,124,644
Management of Companies and Enterprises - 0.01%
EchoStar Corp. (a)	470	27,269

Merchant Wholesalers, Durable Goods - 3.68%
3M Co.	6,653	1,566,848
American Axle & Manufacturing Holdings, Inc. (a)	1,942	28,664
Arrow Electronics, Inc. (a)	17,635	1,438,663
Builders FirstSource, Inc. (a)	5,697	109,269
General Cable Corp.	7,527	222,423
Honeywell International, Inc.	491	74,195
Huntington Ingalls Industries, Inc.	28,438	7,451,040
KLA-Tencor Corp.	391	44,304
		10,935,406
Merchant Wholesalers, Nondurable Goods - 3.23%
Central Garden & Pet Co. (a)	157,350	5,702,364
Herbalife Ltd. (a)(b)	41,396	3,812,572
Nu Skin Enterprises, Inc.	474	33,369
Univar, Inc. (a)	363	10,458
US Foods Holding Corp. (a)	430	14,358
		9,573,121
Mining (except Oil and Gas) - 0.01%
Martin Marietta Materials, Inc.	171	34,872

Miscellaneous Manufacturing - 2.53%
ABIOMED, Inc. (a)	12,426	3,332,405
Align Technology, Inc. (a)	199	52,241
Becton Dickinson & Co.	477	105,904
Brady Corp.	6,646	248,560
Estee Lauder Companies, Inc.	6,300	872,172
Intuitive Surgical, Inc. (a)	1,980	844,371
Stryker Corp.	4,800	778,368
Zimmer Biomet Holdings, Inc.	10,894	1,266,428
		7,500,449
Motion Picture and Sound Recording Industries - 1.10%
NetFlix, Inc. (a)	9,360	2,727,317
Time Warner, Inc.	5,646	524,852
		3,252,169
Motor Vehicle and Parts Dealers - 0.05%
Lithia Motors, Inc.	1,530	158,952

Nonmetallic Mineral Product Manufacturing - 0.59%
GMS, Inc. (a)	56,275	1,742,274

Nonstore Retailers - 3.17%
Amazon.com, Inc. (a)	5,342	8,079,508
Nutrisystem, Inc.	39,443	1,212,872
Systemax, Inc.	4,232	120,908
		9,413,288
Oil and Gas Extraction - 0.25%
Evolution Petroleum Corp.	82,073	660,687
Parsley Energy, Inc. (a)	3,717	93,966
		754,653
Other Information Services - 3.32%
Brightcove, Inc. (a)	4,322	29,606
Chegg, Inc. (a)	71,560	1,424,759
Facebook, Inc. (a)	30,916	5,512,941
Travelzoo (a)	6,977	44,653
Yelp, Inc. (a)	65,243	2,841,985
		9,853,944
Paper Manufacturing - 0.14%
International Paper Co.	5,915	352,475
Veritiv Corp. (a)	113	2,740
Verso Corp. (a)	4,165	73,054
		428,269
Performing Arts, Spectator Sports, and Related Industries - 3.32%
Activision Blizzard, Inc.	25,994	1,900,941
Boyd Gaming Corp.	2,079	73,555
Electronic Arts, Inc. (a)	63,624	7,870,289
		9,844,785
Personal and Laundry Services - 0.06%
Weight Watchers International, Inc. (a)	2,691	181,965

Plastics and Rubber Products Manufacturing - 0.50%
Goodyear Tire & Rubber Co.	50,929	1,473,885

Primary Metal Manufacturing - 0.12%
Global Brass & Copper Holdings, Inc.	1,779	50,346
Olympic Steel, Inc.	13,289	299,401
		349,747
Printing and Related Support Activities - 0.03%
Deluxe Corp.	768	54,528
Multi-Color Corp.	392	24,833
		79,361
Professional, Scientific, and Technical Services - 6.56%
Accenture PLC (b)	2,481	399,466
Amgen, Inc.	3,682	676,641
CACI International, Inc. (a)	4,293	639,872
Cognizant Technology Solutions Corp.	2,040	167,321
eBay, Inc. (a)	25,931	1,111,403
Ebix, Inc.	38,604	3,240,806
Groupon, Inc. (a)	315,965	1,352,330
Hackett Group, Inc.	33,659	606,872
Hamilton Lane, Inc.	13,435	469,419
Insperity, Inc.	29,758	1,943,197
Itron, Inc. (a)	363	25,410
LivePerson, Inc. (a)	23,373	337,740
Quotient Technology, Inc. (a)	62,334	819,692
SYNNEX Corp.	1,130	139,724
Trade Desk, Inc. (a)(c)	224	12,602
VMware, Inc. (a)(c)	57,208	7,537,154
		19,479,649

Publishing Industries (except Internet) - 6.45%
Citrix Systems, Inc. (a)	1,323	121,716
DXC Technology Co.	15,883	1,628,643
EPAM Systems, Inc. (a)	1,225	138,572
ePlus, Inc. (a)	26,824	2,053,377
InterActiveCorp (a)	22,004	3,276,616
LogMeIn, Inc.	227	26,230
Microsoft Corp.	104,806	9,827,658
Mitek Systems, Inc. (a)	22,955	175,606
News Corp.	10,508	169,494
Oracle Corp.	31,407	1,591,393
Twenty-First Century Fox, Inc.	3,908	142,329
		19,151,634
Real Estate - 0.10%
RMR Group, Inc.	4,700	295,160

Rental and Leasing Services - 0.60%
Aircastle Ltd. (b)	22,939	446,852
CAI International, Inc. (a)	1,468	29,654
Triton International Ltd. (a)(b)	12,826	365,797
United Rentals, Inc. (a)	5,362	938,832
		1,781,135
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.93%
BlackRock, Inc.	143	78,569
Legg Mason, Inc.	1,195	47,692
S&P Global, Inc.	6,451	1,237,302
Yum China Holdings, Inc.	32,563	1,410,629
		2,774,192
Social Assistance - 0.17%
Care.com, Inc. (a)	28,707	513,281

Specialty Trade Contractors - 0.51%
Comfort Systems USA, Inc.	763	31,321
Quanta Services, Inc. (a)	42,644	1,468,659
		1,499,980
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.00%
Michaels Companies, Inc. (a)	416	9,572

Support Activities for Transportation - 0.06%
Expeditors International of Washington, Inc.	2,650	172,144

Telecommunications - 0.11%
ARC Group Worldwide, Inc. (a)	3,202	6,404
Argan, Inc.	706	28,205
Vonage Holdings Corp. (a)	27,701	281,165
		315,774
Transportation Equipment Manufacturing - 3.91%
Boeing Co.	10,755	3,895,569
BorgWarner, Inc.	354	17,375
Commercial Vehicle Group, Inc. (a)	8,111	81,921
Lawson Products, Inc. (a)	3,160	74,102
Lear Corp.	38,679	7,216,341
Marine Products Corp.	11,215	160,150
MCBC Holdings, Inc. (a)	2,059	50,466
Meritor, Inc. (a)	2,416	59,192
Spartan Motors, Inc.	3,035	44,766
		11,599,882
Truck Transportation - 0.00%
YRC Worldwide, Inc. (a)	1,440	12,557

Utilities - 0.01%
Ormat Technologies, Inc.	629	39,363

Wood Product Manufacturing - 0.15%
Ply Gem Holdings, Inc. (a)	20,286	438,178

Total Common Stocks (Cost $163,655,351)		295,505,637

RIGHTS - 0.00%
Newstar Financial, Inc. CVR (a)(e)	4,036	2,340
Total Rights (Cost $0)		2,340

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.79%
Money Market Fund - 0.79%
First American Government Obligations Fund - Class Y, 0.98% (f)	2,353,599	2,353,599
Total Investments Purchased with Proceeds from Securities Lending (Cost 2,353,599)		2,353,599

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (f)	615	615
Total Short-Term Investments (Cost $615)		615

Total Investments (Cost $166,009,565) - 100.36%		297,862,191
Liabilities in Excess of Other Assets - (0.36)%		(1,054,641)
TOTAL NET ASSETS - 100.00%		$296,807,550

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $2,273,097.
(d)	Illiquid security. The total market value of this security was $1, representing 0.00% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of February 28, 2018.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.97%
Australia - 8.88%
AGL Energy Ltd.	15,995	$269,130
Alumina Ltd.	11,746	20,068
Bank of Queensland Ltd.	9,743	94,851
BHP Billiton Ltd.	11,739	275,658
BlueScope Steel Ltd.	60,404	751,819
Caltex Australia Ltd.	9,679	262,370
CIMIC Group Ltd.	49,568	1,787,920
Cochlear Ltd.	11,870	1,684,684
CSL Ltd.	9,077	1,143,144
Fortescue Metals Group Ltd.	408,308	1,570,348
Insurance Australia Group Ltd.	200,000	1,263,798
Medibank Private Ltd.	336,795	824,264
Newcrest Mining Ltd.	34,673	569,004
Qantas Airways Ltd.	660,785	3,007,843
Ramsay Health Care Ltd.	2,782	137,714
Sonic Healthcare Ltd.	6,174	116,475
South32 Ltd.	435,897	1,100,698
Sydney Airport	6,644	33,755
TPG Telecom Ltd.	268,819	1,267,498
Treasury Wine Estates Ltd.	399,089	5,391,114
Wesfarmers Ltd.	608	19,445
Woolworths Ltd.	390	8,334
		21,599,934
Austria - 0.05%
ANDRITZ AG	2,165	125,604

Belgium - 2.75%
Anheuser-Busch InBev SA/NV	5,242	556,483
Colruyt SA	44,261	2,387,989
Groupe Bruxelles Lambert SA	3,330	380,200
KBC Group NV	4,675	438,060
Telenet Group Holding NV (a)	10,664	731,035
UCB SA	7,562	624,670
Umicore SA	27,800	1,567,100
		6,685,537
Bermuda - 1.22%
Jardine Strategic Holdings Ltd.	43,265	1,723,245
Shangri-La Asia Ltd.	554,105	1,236,968
		2,960,213
Cayman Islands - 2.95%
ASM Pacific Technology Ltd.	214,947	3,057,349
WH Group Ltd. (b)	3,352,201	4,128,588
		7,185,937
Denmark - 4.72%
AP Moller - Maersk A/S	15	24,366
Coloplast A/S	10,733	907,044
H Lundbeck A/S	18,000	942,586
Novo Nordisk A/S	119,073	6,159,761
Pandora A/S	25,210	2,628,533
Tryg A/S	895	21,228
Vestas Wind System A/S	2,212	159,863
William Demant Holding A/S (a)	18,000	643,295
		11,486,676

Finland - 0.93%
Elisa OYJ	4,616	198,287
Neste OYJ	27,642	2,023,837
Stora Enso OYJ	2,458	43,409
		2,265,533
France - 10.62%
Aeroports de Paris	1,840	372,057
Alstom SA	23,538	990,839
Arkema SA	31,202	4,071,829
Atos SE	33,825	4,449,646
Bouygues SA	26,148	1,322,779
Bureau Veritas SA	562	14,725
Capgemini SE	8,600	1,071,953
Credit Agricole SA	156,912	2,688,727
Dassault Systemes SE	6,934	894,571
Eiffage SA	8,399	909,208
Essilor International Cie Generale d'Optique SA	1,617	211,774
Eurazeo SA	8,668	827,282
Imerys SA	886	90,371
Ipsen SA	1,500	219,735
Legrand SA	1,384	108,503
L'Oreal SA	1,861	400,153
LVMH Moet Hennessy Louis Vuitton SA	6,226	1,862,183
Pernod Ricard SA	2,332	384,081
Peugeot SA	114,246	2,577,840
Remy Cointreau SA	9,168	1,246,429
Societe BIC SA	5,722	601,401
Thales SA	3,776	419,685
Wendel SA	620	107,454
		25,843,225
Germany - 11.41%
Adidas AG	8,604	1,906,341
Bayer AG	25,436	2,968,292
Bayerische Motoren Werke AG - Preference Shares	377	34,044
Commerzbank AG (a)	42,000	648,923
Continental AG	4,446	1,214,853
Covestro AG (b)	31,544	3,558,501
Daimler AG	564	48,158
Deutsche Boerse AG	938	124,728
Deutsche Lufthansa AG	123,030	4,107,991
Deutsche Post AG	53,987	2,462,961
Fresenius Medical Care AG & Co. KGaA	1,091	115,107
Fresenius SE & Co. KGaA	5,808	471,917
GEA Group AG	1,632	77,146
HeidelbergCement AG	10,482	1,051,860
Henkel AG & Co. KGaA	5,764	692,997
HUGO BOSS AG	13,395	1,192,287
Infineon Technologies AG	105,569	2,856,999
Kabel Deutschland Holding AG	7,275	976,308
Merck KGaA	2,094	208,669
OSRAM Licht AG	23,352	1,843,789
Porsche Automobil Holding SE - Preference Shares	5,343	445,071
Symrise AG	6,614	536,395
United Internet AG	1,250	84,735
Volkswagen AG - Preference Shares	634	123,338
		27,751,410

Hong Kong - 1.18%
AIA Group Ltd.	132,940	1,103,215
HKT Trust & HKT Ltd.	1,062,000	1,357,032
Techtronic Industries Co. Ltd.	65,575	411,420
		2,871,667
Ireland - 0.93%
CRH PLC	9,100	299,043
DCC PLC	9,585	872,342
James Hardie Industries PLC	24,488	429,885
Paddy Power Betfair PLC	5,564	648,942
		2,250,212
Isle Of Man - 0.24%
Genting Singapore PLC	656,981	570,781

Israel - 0.57%
Bank Leumi Le-Israel BM	4,909	29,589
Mizrahi Tefahot Bank Ltd.	56,633	1,043,922
Nice Ltd. (a)	1,147	110,807
Taro Pharmaceutical Industries Ltd. (a)	2,000	196,300
		1,380,618
Italy - 0.01%
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	19,400
Saipem SpA (a)	131	532
		19,932
Japan - 12.69%
Asahi Glass Co. Ltd.	35,600	1,470,295
Astellas Pharma, Inc.	1,129	16,586
Bandai Namco Holdings, Inc.	10,000	322,923
Bridgestone Corp.	393	17,445
Brother Industries Ltd.	32,170	800,050
Calbee, Inc.	1,904	63,402
Casio Computer Co. Ltd.	935	13,744
Fujitsu Ltd.	122,307	729,879
Hakuhodo DY Holdings, Inc.	7,400	106,831
Hitachi High-Technologies Corp.	12,086	586,517
ITOCHU Corp.	110,730	2,128,514
Japan Airlines Co. Ltd.	4,633	176,574
Kaneka Corp.	45,956	465,266
Keisei Electric Railway Co. Ltd.	2,104	68,573
Koito Manufacturing Co. Ltd.	1,931	133,238
Konami Holdings Corp.	25,343	1,334,665
Kose Corp.	10,729	1,995,875
Kuraray Co. Ltd.	15,000	260,687
MEIJI Holdings Co. Ltd.	13,828	1,008,960
MINEBEA MITSUMI, Inc.	1,554	35,148
Mitsubishi Tanabe Pharma Corp.	30,000	639,009
Mitsui Chemicals, Inc.	21,810	661,809
Nagoya Railroad Co. Ltd.	707	18,031
NGK Spark Plug Co. Ltd.	1,795	45,341
NH Foods Ltd.	829	18,572
Nisshin Seifun Group, Inc.	59,513	1,175,186
Nissin Foods Holdings Co. Ltd.	1,237	84,169
Nitori Holdings Co. Ltd.	16,679	2,798,989
Omron Corp.	6,827	401,785
Otsuka Holdings Co. Ltd.	22,570	1,131,822
Panasonic Corp.	65,943	1,026,465
Pola Orbis Holdings, Inc.	51,612	2,163,789
Sekisui House Ltd.	1,049	18,294
Shimizu Corp.	64,971	602,691
Shionogi & Co. Ltd.	6,447	335,588

Shiseido Co. Ltd.	37,300	2,236,926
SoftBank Group Corp.	4,509	371,527
Stanley Electric Co. Ltd.	15,000	584,760
Start Today Co. Ltd.	17,391	449,211
Subaru Corp.	38	1,333
Sumitomo Dainippon Pharma Co. Ltd.	81,677	1,242,692
Sumitomo Rubber Industries Ltd.	955	18,203
Tokyo Electron Ltd.	3,809	744,290
Tosoh Corp.	20,895	431,961
Toyota Motor Corp.	232	15,633
Yamaha Corp.	919	40,600
Yamazaki Baking Co. Ltd.	52,539	1,022,440
Yokogawa Electric Corp.	42,853	863,865
		30,880,153
Jersey - 0.29%
Ferguson PLC	5,831	410,940
Glencore PLC (a)	58,027	305,146
		716,086
Luxembourg - 0.35%
ArcelorMittal (a)	25,000	848,872
Tenaris SA	636	10,976
		859,848
Netherlands - 10.49%
AerCap Holdings NV (a)	16,666	826,800
Airbus SE	3,828	458,203
Akzo Nobel NV	18,415	1,793,962
Ferrari NV	3,156	391,098
Fiat Chrysler Automobiles NV (a)	210,214	4,437,223
Heineken Holding NV	16,716	1,662,767
Heineken NV	14,853	1,542,349
ING Groep NV	92,356	1,620,666
Koninklijke Ahold Delhaize NV	140,568	3,156,045
Koninklijke Philips NV	48,718	1,856,693
Koninklijke Vopak NV	7,000	329,297
NN Group NV	74,158	3,306,040
Randstad Holding NV	1,208	86,078
RELX NV	59,353	1,217,495
STMicroelectronics NV	63,158	1,436,362
Unilever NV	17,005	889,979
Wolters Kluwer NV	10,031	508,111
		25,519,168
New Zealand - 0.12%
Auckland International Airport Ltd.	27,336	126,870
Spark New Zealand Ltd.	66,637	161,001
		287,871
Norway - 1.03%
Marine Harvest ASA	21,415	412,509
Norsk Hydro ASA	59,451	399,452
Orkla ASA	109,452	1,200,056
Statoil ASA	21,276	484,274
		2,496,291
Portugal - 0.32%
Banco Espirito Santo SA (a)(c)	36,955	0
Galp Energia SGPS SA	26,371	474,973
Jeronimo Martins SGPS SA	14,648	303,846
		778,819

Singapore - 1.06%
ComfortDelGro Corp. Ltd.	916,785	1,397,901
Fraser & Neave Ltd.	14,289	25,312
Jardine Cycle & Carriage Ltd.	2,728	76,023
Singapore Airlines Ltd.	22,715	189,271
StarHub Ltd.	281,601	529,075
Wilmar International Ltd.	149,282	361,601
		2,579,183
Spain - 2.11%
Abertis Infraestructuras SA	632	15,082
Aena SME SA (b)	3,690	749,415
Amadeus IT Group SA	20,437	1,500,403
CaixaBank SA	169,712	823,997
Ferrovial SA	716	15,451
Industria de Diseno Textil SA	6,310	191,043
International Consolidated Airlines Group SA	77,977	656,182
Red Electrica Corp SA	60,831	1,183,581
		5,135,154
Sweden - 4.98%
Boliden AB	81,801	2,892,309
Electrolux AB	21,625	709,949
Essity AB	16,519	452,121
Holmen AB	303	15,676
Industrivarden AB	21,170	505,017
Investor AB	49,404	2,219,138
Sandvik AB	30,200	559,077
Svenska Cellulosa AB SCA	32,519	322,263
Swedish Match AB	75,465	3,205,546
Volvo AB	65,522	1,231,939
		12,113,035
Switzerland - 9.35%
ABB Ltd.	29,681	718,243
Adecco Group AG	26,696	2,144,526
Aryzta AG	5,191	129,382
Cie Financiere Richemont SA	2,902	254,478
Coca-Cola HBC AG (a)	4,221	137,994
EMS-Chemie Holding AG	3,010	1,918,704
Idorsia Ltd. (a)	13,692	371,318
Kuehne + Nagel International AG	5,000	815,819
Lonza Group AG (a)	17,572	4,452,034
Nestle SA	33,128	2,632,055
Novartis AG	8,912	743,455
Roche Holding AG	6,250	1,443,625
SGS SA	369	936,497
Sika AG	169	1,385,859
Sonova Holding AG	111	17,350
Straumann Holding AG	718	483,670
Swatch Group AG	281	22,454
Swiss Re AG	28,660	2,916,001
UBS Group AG (a)	3,540	67,083
Vifor Pharma AG	8,240	1,157,313
		22,747,860
United Kingdom - 10.71%
3i Group PLC	227,186	2,922,318
Anglo American PLC	42,959	1,040,415
Antofagasta PLC	35,885	426,621
Ashtead Group PLC	72,281	2,083,346
Auto Trader Group PLC (b)	46,960	235,498
Aviva PLC	11,767	81,514
Barclays PLC	53,000	154,212
Berkeley Group Holdings PLC	41,635	2,203,418
British American Tobacco PLC	21,321	1,258,427

Burberry Group PLC	45,541	955,676
Carnival PLC	74,042	4,873,201
Compass Group PLC	48,513	1,030,675
Croda International PLC	1,316	83,272
Fresnillo PLC	7,600	126,979
GKN PLC	4,706	28,337
IMI PLC	45,058	756,339
Imperial Brands PLC	8,797	315,844
InterContinental Hotels Group PLC	4,059	261,541
Intertek Group PLC	1,145	77,210
ITV PLC	41,951	91,963
Kingfisher PLC	2,816	13,860
London Stock Exchange Group PLC	6,424	354,681
Melrose Industries PLC	3,331	10,408
Mondi PLC	2,298	59,779
Persimmon PLC	26,733	955,672
RELX PLC	62,365	1,278,703
Rio Tinto PLC	1,017	54,516
Royal Mail PLC	10,104	77,828
Sage Group PLC	64,982	616,168
Smiths Group PLC	38,370	837,845
Tate & Lyle PLC	5,289	40,620
Taylor Wimpey PLC	513,934	1,309,676
Unilever PLC	26,951	1,385,780
Weir Group PLC	1,736	48,440
		26,050,782
United States - 0.01%
Ball Corp.	540	21,326

Total Common Stocks (Cost $187,462,398)		243,182,855

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund- 0.00%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (d)	625	625
Total Short-Term Investments (Cost $625)		625

Total Investments (Cost $187,463,023) - 99.97%		243,183,480
Other Assets in Excess of Liabilities - 0.03%		81,833
TOTAL NET ASSETS - 100.00%		$243,265,313

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $8,672,002, represents 3.56% of net assets.
(c)	Illiquid security. The total market value of this security was $0, representing 0.00% of net assets.
(d)	Seven day yield as of Februrary 28, 2018.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 20.55%
Australia - 0.07%
Gateway Lifestyle	59,553	$90,149

Austria - 0.50%
BUWOG AG - Vienna Exchange (a)	1,311	46,124
BUWOG AG - Xetra Exchange (a)	1,309	46,083
CA Immobilien Anlagen AG	18,957	555,144
		647,351
Bermuda - 1.83%
Brookfield Business Partners LP	1,218	41,641
Brookfield Property Partners LP	11,933	239,274
Gemdale Properties & Investment Corp Ltd.	4,983,966	645,066
HKC Holdings Ltd.	26,889	19,128
Hongkong Land Holdings Ltd.	95,518	655,850
Kerry Properties Ltd.	108,831	491,944
Road King Infrastructure Ltd.	70,000	126,699
Sinolink Worldwide Holdings Ltd. (a)	1,250,000	153,786
		2,373,388
Brazil - 0.14%
BR Malls Participacoes SA	51,271	187,120

Cayman Islands - 3.57%
Agile Group Holdings Ltd.	485,348	827,669
China Resources Land Ltd.	282,000	996,246
Kaisa Group Holdings Ltd. (a)	760,795	400,358
Longfor Properties Co Ltd.	602,995	1,731,417
Powerlong Real Estate Holdings Ltd.	280,000	139,591
Sunac China Holdings Ltd.	62,915	226,801
Yuzhou Properties Co Ltd.	516,427	315,615
		4,637,697
Germany - 1.14%
ADLER Real Estate AG (a)	20,255	322,568
Deutsche EuroShop AG	8,000	288,640
Deutsche Wohnen SE	15,659	645,755
TLG Immobilien AG	4,838	128,957
Vonovia SE	2,128	97,014
		1,482,934
Hong Kong - 4.65%
China Jinmao Holdings Group Ltd.	1,297,023	784,090
Henderson Land Development Co. Ltd.	164,784	1,064,634
Hysan Development Co. Ltd.	139,890	808,456
I-CABLE Communications Ltd. (a)	221,816	5,524
Sino Land Co. Ltd.	568,033	1,000,634
Swire Properties Ltd.	25,983	88,537
Wheelock & Co. Ltd.	315,838	2,289,466
		6,041,341
Israel - 0.18%
Azrieli Group Ltd.	4,750	233,859

Japan - 3.30%
Aeon Mall Co. Ltd.	45,943	955,875
Daikyo, Inc.	10,000	212,398
Heiwa Real Estate Co. Ltd.	11,000	205,646
Leopalace21 Corp.	110,000	866,433
Mitsubishi Estate Co. Ltd.	35,197	613,461
Mitsui Fudosan Co. Ltd.	59,874	1,432,373
		4,286,186

Jersey - 0.04%
Atrium Eurpopean Real Estate Ltd. (a)	10,533	52,622

Luxembourg - 0.29%
ADO Properties SA (b)	7,217	374,979

Netherlands - 0.04%
Eurocommercial Properties NV	1,318	53,754

New Zealand - 0.20%
Argosy Property Ltd.	110,786	82,695
Kiwi Property Group Ltd.	51,197	49,108
Precinct Properties New Zealand Ltd.	135,000	123,650
		255,453
Philippines - 0.60%
Megaworld Corp.	1,000,000	92,988
Robinsons Land Corp.	296,391	109,943
SM Prime Holdings, Inc.	860,876	581,795
		784,726
Singapore - 1.70%
CapitaLand Ltd.	57,661	156,796
City Developments Ltd.	55,520	530,850
United Industrial Corp. Ltd.	194,476	488,851
UOL Group Ltd.	95,221	607,492
Wing Tai Holdings Ltd.	253,010	418,498
		2,202,487
Sweden - 0.92%
Fabege AB	11,053	239,349
Fastighets AB Balder (a)	3,148	77,808
Hemfosa Fastigheter AB	2,948	34,664
Hufvudstaden AB	30,860	466,750
Kungsleden AB	56,411	372,563
		1,191,134
Switzerland - 0.61%
Allreal Holding AG (a)	1,781	294,892
PSP Swiss Property AG	3,221	305,295
Swiss Prime Site AG (a)	2,112	197,013
		797,200
Thailand - 0.27%
Central Pattana PLC	130,689	350,766

United Kingdom - 0.50%
Daejan Holdings PLC	8,322	655,339

Total Common Stocks (Cost $23,644,940)		26,698,485

REAL ESTATE INVESTMENT TRUSTS - 78.58%
Australia - 6.10%
Abacus Property Group	47,854	127,194
Astro Japan Property Group (d)(e)(f)	107,959	4,193
BWP Trust	159,811	358,607
Charter Hall Retail REIT	29,018	83,753
Dexus	239,366	1,718,046
Folkestone Education Trust	10,000	21,437
GDI Property Group	100,000	97,087
Goodman Group	81,156	513,179
GPT Group	172,846	634,307
Investa Office Fund	186,703	610,081
Scentre Group	511,885	1,519,910
Vicinity Centres	905,840	1,737,235
Westfield Corp.	75,000	508,415
		7,933,444

Belgium - 0.38%
Befimmo SA	1,257	82,133
Cofinimmo SA	1,871	235,479
Warehouses De Pauw CVA	1,460	173,982
		491,594
Canada - 2.54%
Artis Real Estate Investment Trust	4,019	42,658
Boardwalk Real Estate Investment Trust	916	32,522
Canadian Apartment Properties REIT	11,746	321,752
Dream Global Real Estate Investment Trust	21,419	205,978
Dream Office Real Estate Investment Trust	324	5,429
Granite Real Estate Investment Trust	18,753	722,528
H&R Real Estate Investment Trust	2,795	43,519
Morguard Real Estate Investment Trust	40,675	415,879
Pure Industrial Real Estate Trust	113,311	708,194
RioCan Real Estate Investment Trust	9,656	176,761
Smart Centres Real Estate Investment Trust	25,255	578,629
WPT Industrial Real Estate Investment Trust	3,500	45,185
		3,299,034
France - 3.35%
Affine SA	25,318	528,803
Fonciere Des Regions	2,503	261,144
Gecina SA	12,643	2,214,146
Societe de la Tour Eiffel	2,148	143,607
Unibail-Rodamco SE	5,159	1,200,367
		4,348,067
Guernsey - 0.02%
Schroder Real Estate Investment Trust Ltd.	33,987	29,519

Hong Kong - 2.38%
Champion REIT	1,704,826	1,210,548
Link REIT	163,276	1,388,008
Prosperity REIT	1,156,950	495,851
		3,094,407
Ireland - 0.27%
Green REIT PLC	189,537	354,935

Italy - 0.10%
Immobiliare Grande Distribuzione SIIQ SpA	13,241	127,539

Japan - 7.21%
Activia Properties, Inc.	44	194,148
Advance Residence Investment Corp.	85	213,426
Daiwa House REIT Investment Corp.	219	527,718
Daiwa Office Investment Corp.	122	705,643
Frontier Real Estate Investment Corp.	11	45,694
Fukuoka REIT Corp.	43	69,679
Global One Real Estate Investment Corp.	120	469,087
GLP J-Reit	40	42,154
Hankyu REIT, Inc.	85	104,763
Heiwa Real Estate REIT, Inc.	80	76,313
Hoshino Resorts REIT, Inc.	9	48,431
Hulic Reit, Inc.	336	501,645
Japan Excellent, Inc.	54	71,773
Japan Hotel REIT Investment Corp.	2,150	1,577,339
Japan Logistics Fund, Inc.	101	201,820
Japan Prime Realty Investment Corp.	12	41,303
Japan Retail Fund Investment Corp.	54	103,741
Kenedix Office Investment Corp.	240	1,517,621
Marimo Regional Revitalization REIT, Inc.	120	124,964
Mori Hills REIT Investment Corp.	127	165,334
Mori Trust Sogo Reit, Inc.	175	267,054
Nippon Accommodations Fund, Inc.	33	144,506
Nomura Real Estate Master Fund, Inc.	567	776,626
Ooedo Onsen Reit Investment Corp.	120	97,174

Orix JREIT, Inc.	242	369,481
Premier Investment Corp.	480	511,823
Sekisui House Reit, Inc.	141	192,150
Tokyu REIT, Inc.	100	136,839
United Urban Investment Corp.	48	75,751
		9,374,000
Netherlands - 0.34%
Vastned Retail NV	8,671	407,345
Wereldhave NV	831	30,620
		437,965
New Zealand - 0.12%
Goodman Property Trust	164,543	156,642

Singapore - 3.31%
CapitaLand Commercial Trust	879,160	1,141,717
ESR-REIT	171,448	73,769
Fortune Real Estate Investment Trust	2,138,624	2,542,811
Mapletree Commercial Trust	108,937	129,104
Mapletree Industrial Trust	100,000	147,827
Mapletree Logistics Trust	62,139	56,287
Starhill Global REIT	251,918	138,819
Suntec Real Estate Investment Trust	44,263	65,730
		4,296,064
South Africa - 0.85%
Arrowhead Properties Ltd.	79,358	48,111
Fortress REIT Ltd. - Class A	79,360	107,126
Fortress REIT Ltd. - Class B	68,360	92,116
Hyprop Investments Ltd.	30,746	281,149
SA Corporate Real Estate Ltd.	1,056,595	415,749
Vukile Property Fund Ltd.	87,249	156,392
		1,100,643
Spain - 0.17%
Merlin Properties Socimi SA	15,110	216,012

United Kingdom - 4.29%
Big Yellow Group PLC	76,904	879,816
British Land Co. PLC	84,662	728,501
Derwent London PLC	1,215	47,818
Great Portland Estates PLC	10,526	90,627
Hansteen Holdings PLC	151,384	274,181
Intu Properties PLC	67,630	187,533
Land Securities Group PLC	48,861	620,908
NewRiver REIT PLC	52,994	214,464
Segro PLC	37,748	296,310
Shaftesbury PLC	13,765	182,484
Tritax Big Box REIT PLC	518,033	999,586
UNITE Group PLC	16,700	174,791
Workspace Group PLC	68,139	882,399
		5,579,418
United States - 47.15%
Acadia Realty Trust	4,990	120,159
Agree Realty Corp.	42,793	2,015,550
Alexander & Baldwin, Inc.	11,361	249,828
Alexander's, Inc.	489	178,646
Alexandria Real Estate Equities, Inc.	1,532	185,847
American Assets Trust, Inc.	1,658	52,592
American Campus Communities, Inc.	12,011	438,161
American Homes 4 Rent	2,874	55,152
Apartment Investment & Management Co.	32,989	1,275,355
Apple Hospitality REIT, Inc.	18,723	318,104
Ashford Hospitality Prime, Inc.	332	2,855
AvalonBay Communities, Inc.	17,084	2,665,446
Boston Properties, Inc.	452	53,729
Brandywine Realty Trust	4,915	76,969

Camden Property Trust	15,946	1,271,056
CareTrust REIT, Inc.	66,851	885,776
Colony NorthStar, Inc.	13,045	101,490
Columbia Property Trust, Inc.	35,571	740,944
Community Healthcare Trust, Inc.	8,400	197,736
CoreSite Realty Corp.	17,123	1,606,994
Cousins Properties, Inc.	51,719	431,336
CubeSmart	5,053	135,471
CyrusOne, Inc.	1,299	64,820
DCT Industrial Trust, Inc.	6,969	385,734
DiamondRock Hospitality Co.	23,027	236,718
Digital Realty Trust, Inc.	18,506	1,862,444
Duke Realty Corp.	7,821	193,726
Easterly Government Properties, Inc.	38,514	733,307
EastGroup Properties, Inc.	1,564	126,731
Education Realty Trust, Inc.	13,894	432,659
Empire State Realty Trust, Inc.	5,323	89,746
EPR Properties	17,597	1,014,115
Equinix, Inc.	3,189	1,250,407
Equity Commonwealth (a)	10,876	319,972
Equity LifeStyle Properties, Inc.	785	66,419
Equity Residential	15,805	888,715
Essex Property Trust, Inc.	1,564	350,070
Federal Realty Investment Trust	223	25,409
First Industrial Realty Trust, Inc.	9,846	275,983
Four Corners Property Trust, Inc.	35,900	788,364
Getty Realty Corp.	97,464	2,300,150
GGP, Inc.	37,778	799,760
Global Net Lease, Inc.	1,980	30,967
Government Properties Income Trust	2,461	33,765
Gramercy Property Trust	35,747	773,923
HCP, Inc.	1,380	29,863
Healthcare Realty Trust, Inc.	4,600	122,130
Healthcare Trust of America, Inc.	17,027	423,121
Highwoods Properties, Inc.	1,487	63,956
Host Hotels & Resorts, Inc.	90,267	1,675,355
Hudson Pacific Properties, Inc.	1,438	45,398
JBG SMITH Properties	19,646	641,442
Kilroy Realty Corp.	11,814	804,533
Kimco Realty Corp.	28,267	422,874
LaSalle Hotel Properties	46,071	1,130,122
Liberty Property Trust	22,335	876,872
Life Storage, Inc.	15,365	1,207,074
LTC Properties, Inc.	21,342	788,587
Macerich Co.	773	45,561
Mack-Cali Realty Corp.	29,803	503,373
Mid-America Apartment Communities, Inc.	26,674	2,289,163
Monmouth Real Estate Investment Corp. - Class A	5,546	78,309
National Health Investors, Inc.	23,988	1,556,102
NexPoint Residential Trust, Inc.	2,669	64,350
Paramount Group, Inc.	3,310	46,174
Park Hotels & Resorts, Inc.	26,455	687,565
Pennsylvania Real Estate Investment Trust	60,850	635,274
Physicians Realty Trust	140,990	2,026,026
Piedmont Office Realty Trust, Inc.	66,160	1,188,234
Preferred Apartment Communities, Inc.	7,500	104,475
Prologis, Inc.	31,127	1,888,786
PS Business Parks, Inc.	9,510	1,054,279
Public Storage	5,099	991,450
QTS Realty Trust, Inc.	23,300	751,891
Quality Care Properties, Inc. (a)	19,276	238,830
Realty Income Corp.	991	48,737
Regency Centers Corp.	2,178	126,564
Retail Properties of America, Inc.	48,220	576,711

Rexford Industrial Realty, Inc.	65,701	1,773,927
RLJ Lodging Trust	11,443	226,686
Ryman Hospitality Properties, Inc.	4,687	323,216
Sabra Health Care REIT, Inc.	1,655	27,936
Senior Housing Properties Trust	20,967	317,440
Seritage Growth Properties (c)	3,300	124,740
Simon Property Group, Inc.	18,680	2,867,567
SL Green Realty Corp.	1,611	156,138
Spirit Realty Capital, Inc.	5,865	45,747
Summit Hotel Properties, Inc.	88,286	1,162,727
Sunstone Hotel Investors, Inc.	22,081	318,629
Tanger Factory Outlet Centers, Inc.	2,662	59,416
Taubman Centers, Inc.	17,433	1,019,133
Terreno Realty Corp.	26,830	893,707
Tier REIT, Inc.	3,300	61,314
UDR, Inc.	14,766	496,433
Universal Health Realty Income Trust	2,686	148,697
Urban Edge Properties	8,432	181,963
Urstadt Biddle Properties, Inc.	2,383	41,750
VEREIT, Inc.	5,668	38,826
Vornado Realty Trust	17,041	1,132,715
Washington Real Estate Investment Trust	12,255	309,806
Weingarten Realty Investors	1,731	46,962
WP Carey, Inc.	2,784	166,817
Xenia Hotels & Resorts, Inc.	4,000	78,680
		61,257,253
Total Real Estate Investment Trusts (Cost $99,983,951)		102,096,536

CLOSED-END FUNDS - 0.33%
Guernsey - 0.33%
F&C Commercial Property Trust Ltd.	48,091	93,352
Picton Property Income Ltd.	116,211	138,870
UK Commercial Property Trust Ltd.	164,872	196,339
Total Closed-End Funds (Cost $443,922)		428,561

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.10%
Money Market Fund - 0.10%
First American Government Obligations Fund - Class Y, 0.98% (g)	135,581	135,581
Total Investments Purchased with Proceeds from Securities Lending (Cost 135,581)		135,581

LIQUIDATING TRUST - 0.06%
United States - 0.06%
Winthrop Realty Trust (a)(d)	9,590	69,623
Total Liquidating Trust (Cost $79,555)		69,623

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (g)	800	800
Total Short-Term Investments (Cost $800)		800

Total Investments (Cost $124,288,749) - 99.62%		129,429,586
Other Assets in Excess of Liabilities - 0.38%		494,659
TOTAL NET ASSETS - 100.00%		$129,924,245

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $374,979, represents 0.29% of net assets.
(c)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $123,493.
(d)	Illiquid security. The total market value of these securities was $73,816, representing 0.06% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)
Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $4,193, acquired January 14, 2014 with an original cost of $0, which was 0.00% of its net assets.

(g)	Seven day yield as of February 28, 2018.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
LP	Limited Partnership
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff  Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

Summary of Fair Value Exposure at February 28, 2018

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3 (1)	Total
Common Stock*	$295,505,637	$-		$295,505,637
Rights	-	-	2,340	2,340
Investments Purchased with Proceeds from Securities Lending	2,353,599	-	-	2,353,599
Short-Term Investments	615	-	-	615

Total Investment in Securities	$297,859,851	$-	$2,340	$297,862,191

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. There were no transfers between Level 1 and Level 2 for the Fund as of February 28, 2018.

(1) The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 11/30/2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into level 3	Balance as of 2/28/2018
Rights	$-	$-	$-	$-	$2,340	$2,340	$2,340
Total	$-	$-	$-	$-	$2,340	$2,340	$2,340

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2018:

	Fair Value February 28, 2018	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Rights	$2,340	Last traded price and company-specific information	Market Assessment	Increase

(1) In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$7,125,530	$236,057,325		$243,182,855
Short-Term Investments	625	-	-	$625
Total Investment in Securities	$7,126,155	$236,057,325	$-	$243,183,480

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$ 1,396,902
Transfers out of Level 1	(6,605,439)
Net transfers in and/or out of Level 1	$ (5,208,537)

Transfers into Level 2	$ 6,605,439
Transfers out of Level 2	(1,396,902)
Net transfers in and/or out of Level 2	$ 5,208,537

(1) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Fund did not hold any Level 3 securities during the period.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1(1)	Level 2(1)	Level 3 (2)	Total
Common Stock*	$2,271,065	$24,427,420	$-	$26,698,485
Real Estate Investment Trusts*	68,997,229	33,095,114	4,193	102,096,536
Closed-End Funds	428,561		-	428,561
Investments Purchased with Proceeds from Securities Lending	135,581		-	135,581
Liquidating Trust		69,623	-	69,623
Short-Term Investments	800		-	800

Total Investment in Securities	$71,833,236	$57,592,157	$4,193	$129,429,586

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period.

Transfers into Level 1	$ 2,338,729
Transfers out of Level 1	(10,656,111)
Net transfers in and/or out of Level 1	$ (8,317,382)

Transfers into Level 2	$ 10,656,111
Transfers out of Level 2	(2,338,729)
Net transfers in and/or out of Level 2	$ 8,317,382

(1) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

(2) The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 11/30/2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into level 3	Balance as of 2/28/2018
Common Stocks	$4,083	$-	$-	$-	$110	$-	$4,193
Total	$4,083	$-	$-	$-	$110		$4,193

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2018:

	Fair Value February 28, 2018	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Common Stocks	$4,193	Last traded price and company-specific information	Liquidation Value	Increase

(1) In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2018.

Other

Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date                    4/20/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President
Date                   4/20/18

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date                   4/20/18

* Print the name and title of each signing officer under his or her signature.